Discontinued Operation - Schedule of Major Classes of Income and Losses from Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues:
Total net revenue			¥ 1,617,904	¥ 7,828,415
Cost of revenues			(795,112)	(880,603)
Gross profit			822,792	6,947,812
Operating expenses:
General and administrative expenses			(2,224,057)	(2,829,708)
Sales and marketing expenses			(668,264)	(1,912,654)
Total operating expenses			(2,892,321)	(4,742,362)
Operating income			(2,069,529)	2,205,450
Interest expense			(203,565)	(693,538)
Interest income			770	3,610
Other income, net			166,086	688,669
Income/(loss) before income tax expense			(2,106,238)	2,204,191
Income tax (expense)/benefit			523,710	(375,652)
Income/(loss) before one-off loss upon deconsolidation of the Chuangmei Weiye			(1,582,528)	1,828,539
One-off loss upon deconsolidation of the Chuangmei Weiye, net of tax			(21,812,133)
Net income/(loss) from discontinued operation			¥ (23,394,661)	¥ 1,828,539